SUPPLEMENT DATED OCTOBER 29, 2010
TO THE AUL AMERICAN UNIT TRUST
PROSPECTUS DATED MAY 1, 2010

1.)           Page 11 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Calvert Small Cap Value Fund	A*	Calvert Impact Fund	Calvert Asset Management Co., Inc.
(1) Please refer to the Fund prospectus for a description of the class designation. * Load Waived

2.)           Page 12 of the Prospectus is revised to add the following language:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Fidelity® Advisor Strategic Income	A*	Fidelity School Street Trust	Fidelity® Management & Research Company
(1) Please refer to the Fund prospectus for a description of the class designation. * Load Waived

3.)           Page 13 of the Prospectus is revised to add the following language:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Henssler Equity Fund	No Load	The Hennsler Funds, Inc.	Henssler Asset Management, LLC
Janus Aspen Balanced Portfolio	S	Janus Investment Fund	Janus Capital Management LLC
Janus Aspen Balanced Portfolio	Retirement	Janus Investment Fund	Janus Capital Management LLC
(1) Please refer to the Fund prospectus for a description of the class designation.

4.)           Page 15 of the Prospectus is revised to add the following language:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Oppenheimer Global Opportunities	A*	OppenheimerFunds®	OppenheimerFunds®
Oppenheimer Global Opportunities	N	OppenheimerFunds®	OppenheimerFunds®
Parnassus Fund	No Load	The Parnassus Funds	Parnassus Investments
Parnassus Equity Income Fund	Investor	The Parnassus Funds	Parnassus Investments
Parnassus Mid-Cap Fund	No Load	The Parnassus Funds	Parnassus Investments
Parnassus Small-Cap Fund	No Load	The Parnassus Funds	Parnassus Investments
Payden Emerging Markets Bond Fund	No Load	Payden Mutual Funds	Payden & Rygel
Payden/Kravitz Cash Balance Plan	Advisor	Payden Mutual Funds	Payden/Kravitz Investment Advisers LLC
Payden/Kravitz Cash Balance Plan	Retirement	Payden Mutual Funds	Payden/Kravitz Investment Advisers LLC
(1) Please refer to the Fund prospectus for a description of the class designation. * Load Waived

5.)           Page 16 of the Prospectus is revised to add the following language:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
RidgeWorth High Income Fund	A*	RidgeWorth Funds	RidgeWorth Investments
RidgeWorth High Income Fund	Retirement	RidgeWorth Funds	RidgeWorth Investments
RidgeWorth Large Cap Value Equity	A*	RidgeWorth Funds	RidgeWorth Investments
RidgeWorth Large Cap Value Equity	Institutional	RidgeWorth Funds	RidgeWorth Investments
RidgeWorth Mid-Cap Value Equity	A*	RidgeWorth Funds	RidgeWorth Investments
RidgeWorth Mid-Cap Value Equity	Institutional	RidgeWorth Funds	RidgeWorth Investments
RidgeWorth Small Cap Value Equity	A*	RidgeWorth Funds	RidgeWorth Investments
RidgeWorth Small Cap Value Equity	Institutional	RidgeWorth Funds	RidgeWorth Investments
RidgeWorth Total Return Bond	A*	RidgeWorth Funds	RidgeWorth Investments
RidgeWorth Total Return Bond	Retirement	RidgeWorth Funds	RidgeWorth Investments
(1) Please refer to the Fund prospectus for a description of the class designation. * Load Waived

6.)           Page 17 of the Prospectus is revised to add the following language:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
T. Rowe Price Retirement 2015	Advisor	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2015	Retirement	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2020	Advisor	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2020	Retirement	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2025	Advisor	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2025	Retirement	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2030	Advisor	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2030	Retirement	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2035	Advisor	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2035	Retirement	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2040	Advisor	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2040	Retirement	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2045	Advisor	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2045	Retirement	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2050	Advisor	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2050	Retirement	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2055	Advisor	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2055	Retirement	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement Income	Advisor	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement Income	Retirement	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.
Templeton Global Bond	A*	Templeton Income Trust	Franklin Advisers, Inc.
Templeton Global Bond	Retirement	Templeton Income Trust	Franklin Advisers, Inc.
(1) Please refer to the Fund prospectus for a description of the class designation. * Load Waived

7.)           Page 79 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
Calvert Small Cap Value Fund – Class A*	Seeks long-term capital appreciation.
Fidelity® Advisor Strategic Income – Class A*	Seeks high level of current income and may seek capital appreciation.
* Load Waived

8.)           Page 80 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
Henssler Equity Fund – No Load	Seeks growth of capital.
Janus Aspen Balanced – Class S and Retirement	Seeks long-term growth.

9.)           Page 81 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
Oppenheimer Global Opportunities – Class A* & Class N	Seeks capital appreciation.
Parnassus Fund – No Load	Seeks capital appreciation.
Parnassus Equity Income - Investor	Seeks capital appreciation and current income.
Parnassus Mid-Cap – No Load	Seeks capital appreciation.
Parnassus Small-Cap – No Load	Seeks capital appreciation.
Payden Emerging Markets Bond – No Load	Seeks high level of total return.
Payden/Kravitz Cash Balance Plan – Advisor Class & Retirement	Seeks income and total return.
RidgeWorth High Income – Class A* & Retirement	Seeks high current income and total return.
RidgeWorth Large Cap Value Equity – Class A* & Institutional	Seeks capital appreciation and current income as secondary objective.
RidgeWorth Mid-Cap Value Equity – Class A* & Institutional	Seeks capital appreciation and current income.
RidgeWorth Small-Cap Value Equity – Class A* & Institutional	Seeks capital return and current income.
RidgeWorth Total Return Bond – Class A* & Retirement	Seeks total return.
* Load Waived

10.)           Page 82 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
T. Rowe Price Retirement 2015 – Advisor Class & Retirement	Seeks highest total return over time.
T. Rowe Price Retirement 2020 – Advisor Class & Retirement	Seeks highest total return over time.
T. Rowe Price Retirement 2025 – Advisor Class & Retirement	Seeks highest total return over time.
T. Rowe Price Retirement 2030– Advisor Class & Retirement	Seeks highest total return over time.
T. Rowe Price Retirement 2035 – Advisor Class & Retirement	Seeks highest total return over time.
T. Rowe Price Retirement 2040 – Advisor Class & Retirement	Seeks highest total return over time.
T. Rowe Price Retirement 2045 – Advisor Class & Retirement	Seeks highest total return over time.
T. Rowe Price Retirement 2050 – Advisor Class & Retirement	Seeks highest total return over time.
T. Rowe Price Retirement 2055 – Advisor Class & Retirement	Seeks highest total return over time.
T. Rowe Price Retirement Income – Advisor Class & Retirement	Seeks highest total return over time.
Templeton Global Bond – Class A* & Retirement	Seeks current income.
* Load Waived

This supplement should be retained with the Prospectus for future reference.